16. Segment Information (Details - A) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Segment Information
Revenues	$ 0	$ 0	$ 71,667	$ 374,542
Cost of sales	0	0	0	235,803
Gross margin	0	0	71,667	138,739
Deprec. & Amort	478,104	8,687	675,757	164,043
Segment profit	(1,371,520)	(2,092,612)	(12,917,330)	(11,791,869)
Operating expenses	1,371,520	2,092,612	12,988,997	11,930,608
Net loss	(1,380,175)	(2,476,780)	(2,457,949)	(6,849,815)
Net loss attributable to non-controlling interests			(6,401)	(19,079)
Preferred dividends	$ 0	$ 124,375	$ 171,625	$ 497,167
Net loss attributable to common shareholders	(1,380,175)	(2,601,155)	(2,635,975)	(7,366,061)
Assets	26,447,653		18,344,052	2,446,297
Liabilities	10,694,773		8,878,318	20,852,636
Other Events [Member]
Segment Information
Revenues			0	0
Cost of sales			0	0
Gross margin			0	0
Deprec. & Amort			87	0
Segment profit			(87)	0
Operating expenses			80	0
Other (income) expenses			0	0
Impact of derivative securities			0
Net loss			(167)	0
Net loss attributable to non-controlling interests			0	0
Preferred dividends			$ 0	$ 0
Net loss attributable to common shareholders			(167)	0
Assets			572	0
Liabilities			587	2,271
Total
Segment Information
Revenues			72	375
Cost of sales			0	236
Gross margin			72	139
Deprec. & Amort	478,000	9,000	676	34
Segment profit	(478,000)	(9,000)	(604)	105
Operating expenses	893,000	2,084,000	12,728	11,897
Other (income) expenses	5,000	20,000	(71)	1,859
Impact of derivative securities		237,000	(10,459)	(6,801)
Net loss	(1,376,000)	(2,350,000)	(2,802)	(6,850)
Net loss attributable to non-controlling interests			(6)	(19)
Preferred dividends		$ 124	$ (172)	$ 497
Net loss attributable to common shareholders	(1,376,000)	(2,601,000)	(2,636)	(7,366)
Assets	26,452,000	2,188,000	18,344	2,446
Liabilities	10,695,000	21,925,000	8,878	20,853
Stratus Rewards [Member]
Segment Information
Revenues			0	0
Cost of sales			0	0
Gross margin			0	0
Deprec. & Amort			0	0
Segment profit			0	0
Operating expenses			85	1,724
Other (income) expenses			0	0
Impact of derivative securities			0
Net loss			(85)	(1,724)
Net loss attributable to non-controlling interests			0	0
Preferred dividends			$ 0	$ 0
Net loss attributable to common shareholders			(85)	(1,724)
Assets			0	0
Liabilities			52	122
ProElite [Member]
Segment Information
Revenues			72	375
Cost of sales			0	236
Gross margin			72	139
Deprec. & Amort			2	2
Segment profit			70	137
Operating expenses			192	990
Other (income) expenses			(714)	97
Impact of derivative securities			0
Net loss			592	(950)
Net loss attributable to non-controlling interests			0	0
Preferred dividends			$ 0	$ 0
Net loss attributable to common shareholders		(127,000)	592	(950)
Assets	344,000	1,677,000	230	2,161
Liabilities	625,000	1,998,000	2,779	2,632
Other [Member]
Segment Information
Revenues			0	0
Cost of sales			0	0
Gross margin			0	0
Deprec. & Amort	477,000	9,000	587	32
Segment profit	(477,000)	(9,000)	(587)	(32)
Operating expenses	710,000	2,084,000	12,371	9,183
Other (income) expenses	5,000	20,000	643	1,763
Impact of derivative securities		237,000	(10,459)	(6,801)
Net loss	(1,192,000)	(2,350,000)	(3,142)	(4,177)
Net loss attributable to non-controlling interests			(6)	(19)
Preferred dividends		$ 124	$ (172)	$ 497
Net loss attributable to common shareholders	(1,192,000)	(2,474,000)	(2,976)	(4,693)
Assets	25,878,000	511,000	17,542	285
Liabilities	$ 7,291,000	$ 19,927,000	$ 5,460	$ 15,828